Other Balance Sheet Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Other Balance Sheet Information
5.	Other Balance Sheet Information
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents, and restricted cash reported within the accompanying condensed consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying condensed consolidated statements of cash flows consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Cash	$23,549	$33,581
Cash equivalents	87,693	247,500

Cash and cash equivalents	111,242	281,081
Restricted cash included in prepaid expenses and other current assets	1,859	—
Restricted cash	16,459	16,462

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$129,560	$297,543
Accounts Receivable, Net of Allowances
During the three and six months ended June 30, 2022, the Company recorded a $0.2 million decrease in the allowance for credit losses related to receivables that were written-off.
The Company regularly reviews accounts receivable for collectability and establishes or adjusts the allowance for credit losses as necessary using the specific identification method based on the available facts. The allowance for credit losses totaled $0.5 million and $0.7 million at June 30, 2022 and December 31, 2021, respectively.
Inventories
Inventories consist of finished goods which are stated at the lower of cost or net realizable value. Costs are measured on a first-in,
first out basis using standard cost, which approximates actual cost. Net realizable value is the estimated selling price of the Company’s products in the ordinary course of business less reasonably predictable costs of completion, disposal, and transportation. Inventories are written down to their net realizable value if they have become obsolete, have a cost basis in excess of expected net realizable value, or are in excess of expected demand. Once inventory is written down, its new value is maintained until it is sold, scrapped, or written down for further valuation losses. The valuation of inventories requires the Company to make judgments based on currently available information about the likely method of disposition and current and future product demand relative to the remaining product life. Inventory valuation losses are classified as cost of revenue in the condensed consolidated statements of comprehensive loss. The Company recorded inventory impairments of $12.2 million and $6.1 million for the six months ended June 30, 2022 and 2021, respectively.
Impairment of Long-Lived Assets
The Company evaluates long-lived assets for impairment whenever events indicate that a potential impairment may have occurred. If such events arise, the Company will compare the carrying amount of the asset group comprising the long-lived assets to the estimated future undiscounted cash flows expected to be generated by the asset group. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the asset group, an impairment charge is recorded as the amount by which the carrying amount of the asset group exceeds the fair value of the assets, as based on the expected discounted future cash flows attributable to those assets. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.
The Company regularly reviews its long-lived assets for triggering events or other circumstances that could indicate impairment. As of June 30, 2022, no triggering events or other circumstances were identified. There were no impairments of long-lived assets during the six months ended June 30, 2022 and 2021.
Goodwill and Other Intangible Assets
From time to time, the Company makes acquisitions of companies related to existing, complementary, or new markets. During fiscal year 2021, the Company completed two acquisitions, which were immaterial to its financial position, results of operations and cash flows. There were no acquisitions completed in the six months ended June 30, 2022. Acquisition-related costs are included in general and administrative expenses in the consolidated statements of comprehensive loss and were nil for the six months ended June 30, 2022 and 2021.
There were no impairments of goodwill or intangible assets during the six months ended June 30, 2022 and 2021. Impairment of goodwill or intangible assets may result in the future from significant changes in the manner of use of the acquired assets, negative industry or economic trends or significant underperformance relative to historical or projected operating results.

8. Other Balance Sheet Information
Other assets consisted of the following (in thousands):

	December 31,
	2021	2020
Goodwill	$8,997	$—
Purchased technology and other intangible assets, net	$7,239	$626
Other	$5,691	$7,236

Other assets	$21,927	$7,862

Accrued compensation consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued vacation	$4,693	$3,990
Other	4,815	6,837

Accrued compensation	$9,508	$10,827

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued interest	$—	$14,540
Warranty accrual ( Note 1 )	8,868	8,864
Contract loss accrual ( Note 5 )	17,240	—

Environmental settlement accrual ( Note 9 )	2,950	—
Lease liability ( Note 10 )	3,581	—

Other	25,347	18,746

Accrued expenses and other current liabilities	$57,986	$42,150

Other liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Warranty accrual ( Note 1 )	$33,388	$38,814
Legal settlement liability	7,834	9,658
Contract loss accrual ( Note 5 )	3,422	—
Environmental settlement accrual ( Note 9 )	2,000	—
Other	3,893	8,372

Other liabilities	$50,537	$56,844

In December 2014, the Company finalized the terms of a litigation settlement with a third-party whereby the Company agreed to pay the other party a total of $32.0 million periodically over the next ten years. The Company recorded the present value of future payments as a liability and records interest expense as it accretes the liability. The Company paid $6.0 million for the year ended December 31, 2021 and $2.0 million for the year ended December 31, 2020. As of December 31, 2021, the Company is required to pay the remaining liability amount of $7.8 million through 2025, all of which is included above as long term within the Legal settlement liability of other liabilities, as the annual payment for fiscal year 2022 was paid in advance during December 2021.